Trade and Other Receivables - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Trade and Other Receivables [Line Items]
Allowance account for credit losses of financial assets	£ 4,494	£ 4,023	£ 3,537
Accrued income	12,775	13,458
Accrued income from companies acquired	1,200	£ 400
Receivable from research and development tax credit	6,400
Non-current receivable from research and development tax credit	3,400
Prepayments	12,700
Non-current prepayments	£ 1,600
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Disclosure of Trade and Other Receivables [Line Items]
Payment term	30 days
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Disclosure of Trade and Other Receivables [Line Items]
Payment term	90 days